Pension Plans (Details 11) - International Pension Benefits [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Weighted-average assumptions to determine benefit obligations:
Discount rate	2.00%	2.00%
Rate of compensation increase	2.00%	2.00%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	2.00%	3.30%
Expected return on plan assets (i)	2.00%	2.00%
Rate of compensation increase	2.00%	2.00%
Maximum [Member]
Weighted-average assumptions to determine benefit obligations:
Discount rate	3.85%	3.60%
Rate of compensation increase	3.50%	3.50%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.60%	4.40%
Expected return on plan assets (i)	6.40%	4.66%
Rate of compensation increase	3.50%	2.50%